Cover	Jan. 10, 2023
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 10, 2023
Entity File Number	001-40681
Entity Registrant Name	Worksport Ltd
Entity Central Index Key	0001096275
Entity Tax Identification Number	35-2696895
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	55 Beaver Creek Road #40
Entity Address, Address Line Two	Richmond Hill
Entity Address, City or Town	Ontario
Entity Address, Country	CA
Entity Address, Postal Zip Code	L4B 1E5
City Area Code	888
Local Phone Number	554-8789
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	true
Common Stock, par value $0.0001
Title of 12(b) Security	Common Stock, par value $0.0001
Trading Symbol	WKSP
Security Exchange Name	NASDAQ
Warrants to purchase common stock
Title of 12(b) Security	Warrants to purchase common stock
Trading Symbol	WKSPW
Security Exchange Name	NASDAQ